Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance and other	$ 5,326	$ 525
Vendor prepayments	4,132	282
Total	$ 9,458	$ 807